Share-based Compensation - Narrative (Details)		1 Months Ended	12 Months Ended
	Dec. 16, 2013 shares	Apr. 30, 2019 USD ($) shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2021 shares	Jan. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Aug. 08, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares) | shares			32,708,847	39,614,883	38,011,964	32,708,847		33,660,957
Number of employees with options granted that include repurchase obligations | Vote			3
Payments for repurchases of share options		$ 1,600,000
Aggregate intrinsic value, outstanding			$ 127,168,263	$ 466,460,320	$ 51,303,638		$ 51,300,000	$ 19,994,575
Fair value of options vested in period			12,000,000.0	4,900,000	2,300,000
Share-based compensation			$ 31,481,000	$ 11,974,000	$ 4,253,000
Number of awards to be released not subject to performance metrics, as a percent				70.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares			$ 0.14	$ 0.17	$ 0.12			$ 0.11
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			2 years
Awards to be released as a percent of target, percent			0.00%	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			10 years
Awards to be released as a percent of target, percent			60.00%	30.00%
Founder-Controlled Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares) | shares	5,000,000
Equity Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share based compensation expense, share options, period for recognition (in years)			2 years 4 months 24 days	1 year 6 months
Equity award – share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, expiration period			10 years
Share-based payment arrangement, additional expense			$ 800,000
Share-based compensation			16,700,000	$ 7,200,000	$ 3,100,000
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount			$ 71,400,000	$ 31,000,000.0
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			4 years	3 years
Share-based payment arrangement, additional expense			$ 100,000
Share-based compensation			$ 2,700,000	$ 300,000	300,000
Unrecognized share based compensation expense, share options, period for recognition (in years)			1 year 6 months	2 years
Number of awards to be released not subject to performance metrics, as a percent			40.00%
Unrecognized share based compensation expenses related to restricted shares			$ 2,200,000	$ 4,900,000
Restricted Shares | VoiceCrew Holdings Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares) | shares	30,800,000
Restricted Shares | Sounds of Nature Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares) | shares	77,000,000
Restricted Shares | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			4 years
Restricted shares granted (in shares) | shares	15,000,000
Number of shares granted with repurchase obligations (in shares) | shares								500,000
Shares repurchased during period (in shares) | shares		100,000
Stock repurchases, consideration		$ 100,000
Shares granted with repurchase obligations waived (in shares) | shares		400,000
Restricted Shares | Management | VoiceCrew Holdings Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares) | shares	15,000,000
Restricted Shares | Vest upon the first anniversary of stated commencement date | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%		25.00%
Restricted shares granted (in shares) | shares	10,000,000
Restricted Shares | Vest upon the first anniversary of stated commencement date | Founder-Controlled Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
Restricted Shares | Vest after the first anniversary of stated commencement date | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, expiration period			36 months
Award vesting period (in years)	36 months
Restricted Shares | Vest after the first anniversary of stated commencement date | Founder-Controlled Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	36 months
Restricted Shares Subject To Performance Metrics
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards subject to performance metrics, percent			60.00%	30.00%
Restricted Shares Subject To Performance Metrics | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			1 year	1 year
Restricted Shares Subject To Performance Metrics | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			5 years	3 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			$ 5,588,000	$ 136,000	0
Unrecognized share based compensation expense, share options, period for recognition (in years)			4 years 4 months 24 days	1 year 9 months 18 days
Restricted shares granted (in shares) | shares			4,106,498	263,621
Unrecognized share based compensation expenses related to restricted shares			$ 25,800,000	$ 2,600,000
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			2 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			6 years
Restricted Stock Units (RSUs) | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			$ 700,000	900,000	$ 800,000
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance (in shares) | shares									20,000,000
Share-based compensation arrangement, shares authorized (in shares) | shares					34,613,165
2018 Plan | Agora IO, Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance (in shares) | shares							25,740,835
2018 Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation				100,000
VPP shares – weighted average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			$ 5,800,000	$ 3,500,000
VPP shares – weighted average | Equity award – share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares			$ 0
Share based payment arrangement, Nonvested award, Cost not yet recognized, Amount			$ 0